Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥) item
Revenue recognition
Number of services provided | item	3				3
Loans held for sale	$ 189,429,343		¥ 289,553,016		¥ 1,236,026,461
Total net revenue	336,085,434	¥ 2,192,957,458	3,088,049,995	¥ 3,540,600,044
Contract assets recognized					0
Remaining unsatisfied performance obligations	9,412,287		106,147,877	103,023,734	¥ 61,415,170
Revenue recognized for obligations satisfied	$ 0		¥ 2,240,572	3,390,633
Percentage of loans that have signed credit insurance agreement with ZhongAn	54.00%		77.00%		54.00%
Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	$ 194,104,640	1,266,532,773	¥ 1,986,003,343	2,957,571,967
Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	6,340,660	41,372,812	238,867,054	228,272,373
Post-origination service
Revenue recognition
Total net revenue	31,240,127	203,841,829	330,695,212	131,243,431
Financing income
Revenue recognition
Total net revenue	93,925,437	612,863,477	408,400,792	76,103,961
Other revenue
Revenue recognition
Total net revenue	10,474,570	68,346,567	124,083,594	147,408,312
Xiaoying Credit Loans
Revenue recognition
Total net revenue	301,069,854	1,964,480,792	2,840,314,312	3,420,194,541
Xiaoying Credit Loans | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	182,389,053	1,190,088,566	1,834,813,952	2,897,702,061
Xiaoying Credit Loans | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	3,027,660	19,755,482	223,668,549	216,754,528
Xiaoying Credit Loans | Post-origination service
Revenue recognition
Total net revenue	27,008,415	176,229,908	314,767,947	128,865,000
Xiaoying Credit Loans | Financing income
Revenue recognition
Total net revenue	82,585,314	538,869,175	396,039,771	67,731,784
Xiaoying Credit Loans | Other revenue
Revenue recognition
Total net revenue	6,059,412	39,537,661	71,024,093	109,141,168
Xiaoying Revolving Loans
Revenue recognition
Total net revenue	30,437,621	198,605,478	106,436,055
Xiaoying Revolving Loans | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue	11,715,587	76,444,207	63,667,334
Xiaoying Revolving Loans | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	3,306,035	21,571,881	13,174,930
Xiaoying Revolving Loans | Post-origination service
Revenue recognition
Total net revenue	3,984,746	26,000,468	8,163,362
Xiaoying Revolving Loans | Financing income
Revenue recognition
Total net revenue	11,339,619	73,991,011	12,361,021
Xiaoying Revolving Loans | Other revenue
Revenue recognition
Total net revenue	91,634	597,911	9,069,408
Xiaoying Housing Loan
Revenue recognition
Total net revenue	26,507	172,960	1,063,849	24,972,178
Xiaoying Housing Loan | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue			578,598	5,780,118
Xiaoying Housing Loan | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue			88,225	1,247,846
Xiaoying Housing Loan | Post-origination service
Revenue recognition
Total net revenue			132,382	463,129
Xiaoying Housing Loan | Financing income
Revenue recognition
Total net revenue				8,290,828
Xiaoying Housing Loan | Other revenue
Revenue recognition
Total net revenue	26,507	172,960	264,644	9,190,257
Internet Channel
Revenue recognition
Total net revenue	254,437	1,660,204	97,895,859	73,171,394
Internet Channel | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue			86,733,843	53,874,025
Internet Channel | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue	6,965	45,449	1,703,032	8,760,054
Internet Channel | Post-origination service
Revenue recognition
Total net revenue	246,966	1,611,453	7,568,757	1,182,786
Internet Channel | Financing income
Revenue recognition
Total net revenue	504	3,291		41,253
Internet Channel | Other revenue
Revenue recognition
Total net revenue	2	11	1,890,227	9,313,276
Other loan products
Revenue recognition
Total net revenue	34,746	226,720	515,101	3,577,616
Other loan products | Loan facilitation service | Direct Model
Revenue recognition
Total net revenue			209,616	215,763
Other loan products | Loan facilitation service | Intermediary Model
Revenue recognition
Total net revenue			232,318	1,509,945
Other loan products | Post-origination service
Revenue recognition
Total net revenue			62,764	732,516
Other loan products | Financing income
Revenue recognition
Total net revenue				40,096
Other loan products | Other revenue
Revenue recognition
Total net revenue	34,746	226,720	10,403	1,079,296
Other service
Revenue recognition
Total net revenue	4,262,269	27,811,304	41,824,819	18,684,315
Other service | Other revenue
Revenue recognition
Total net revenue	$ 4,262,269	¥ 27,811,304	¥ 41,824,819	¥ 18,684,315